Revenue from contracts with customers and trade receivables (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Global Generics
Statement [Line Items]
Revenue	[1]	154,404		138,123	122,903
Global Generics | Nervous System
Statement [Line Items]
Revenue		29,040		26,825	19,726
Global Generics | Gastrointestinal
Statement [Line Items]
Revenue		21,132		19,394	19,250
Global Generics | Oncology [Member]
Statement [Line Items]
Revenue		16,842		18,245	18,357
Global Generics | Cardiovascular
Statement [Line Items]
Revenue		15,460		14,729	15,106
Global Generics | Pain Management
Statement [Line Items]
Revenue		15,531		13,808	13,806
Global Generics | Anti-Infective
Statement [Line Items]
Revenue		12,906		9,402	7,073
Global Generics | Respiratory
Statement [Line Items]
Revenue		11,089		10,433	8,130
Global Generics | Others
Statement [Line Items]
Revenue		₨ 32,404		₨ 25,287	₨ 21,455

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).